Unaudited Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income	$ 64,332	$ 6,595
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation and amortization	24,680	24,221
Gain from bargain purchase (Note 3)	(17,475)	0
Amortization of deferred charges	98	304
Gain on interest rate swap agreements (Note 8)	(4)	(1,447)
Gain on sale of vessels to third parties (Note 5)	0	(1,296)
Amortization of above market acquired charters (Note 6)	5,579	3,909
Equity compensation expense (Note 10)	2,739	1,991
Changes in operating assets and liabilities:
Trade accounts receivable	(553)	1,515
Prepayments and other assets	(60)	282
Inventories	(83)	2,117
Trade accounts payable	431	(2,004)
Due from related parties	0	(33)
Due to related parties	3,615	(1,424)
Accrued liabilities	788	(340)
Deferred revenue	(3,429)	(155)
Dry-docking costs	(196)	0
Net cash provided by operating activities	80,462	34,235
Cash flows from investing activities:
Vessel acquisitions and improvements (Note 3)	(130,000)	(185)
Increase in restricted cash	(3,000)	(3,250)
Net proceeds from sale of vessels to third parties (Note 5)	0	19,675
Net cash (used in) / provided by investing activities	(133,000)	16,240
Cash flows from financing activities:
Proceeds from issuance of Partnership units (Note 9)	75,075	139,400
Expenses paid for issuance of Partnership units (Note 9)	(2,568)	0
Proceeds from issuance of long-term debt (Notes 3, 7)	54,000	0
Loan issuance costs	(11)	(133)
Payments of long-term debt (Note 7)	(1,350)	(170,066)
Dividends paid	(41,511)	(32,916)
Net cash provided by/ (used in) financing activities	83,635	(63,715)
Net increase/(decrease) in cash and cash equivalents	31,097	(13,240)
Cash and cash equivalents at beginning of period	43,551	53,370
Cash and cash equivalents at end of period	74,648	40,130
Supplemental cash flow information
Cash paid for interest	7,021	18,432
Non-Cash Investing and Financing Activities
Private placement costs relating to Class B preferred units included in liabilities (Note 9)	(28)	2,975
Capitalised and dry-docking vessel costs included in liabilities	$ 321	$ 59